FINANCIAL INSTRUMENTS (Schedule of financial assets and liabilities measured at fair value on a recurring basis) (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Assets:
Available-for-sale debt securities	$ 6,315	$ 9,680
Equity securities	14,419	11,530
Equity securities pledged to creditors	12,830	10,238
Total derivative instruments - short-term assets	792	0
Total derivative instruments - long-term assets	19,972	3,184
Fair value | Fair value, measurements, recurring
Assets:
Available-for-sale debt securities	6,315	9,680
Equity securities	1,589	1,292
Equity securities pledged to creditors	12,830	10,238
Total derivative instruments - short-term assets	792	0
Total derivative instruments - long-term assets	19,972	3,184
Total assets	41,498
Liabilities:
NOK700 million senior unsecured floating rate bonds due 2023	71,462
NOK700 million senior unsecured floating rate bonds due 2024	70,923
NOK600 million senior unsecured floating rate bonds due 2025	54,444
Interest rate/currency swaps, short-term payables	13
Interest rate/currency swaps, long-term payables	33,559	17,209
Total liabilities	510,581
Fair value | Fair value, measurements, recurring | 4.875% senior unsecured convertible notes due 2023
Liabilities:
Long-term debt	139,555	138,727
Fair value | Fair value, measurements, recurring | 7.25% senior unsecured sustainability-linked bonds due 2026
Liabilities:
Long-term debt	140,625	153,563
Fair value | Fair value, measurements, recurring | 4.875% senior unsecured convertible notes due 2023
Liabilities:
Convertible Debt, Fair Value Disclosures	139,555
Fair value | Fair value, measurements, recurring | 7.25% senior unsecured sustainability-linked bonds due 2026
Liabilities:
Long-term debt	140,625
Fair value | Fair value, measurements, recurring | Quoted Prices in Active Markets for identical Assets/Liabilities (Level 1)
Assets:
Available-for-sale debt securities	4,619
Equity securities	1,589
Equity securities pledged to creditors	12,830
Total assets	19,038
Liabilities:
NOK700 million senior unsecured floating rate bonds due 2023	71,462
NOK700 million senior unsecured floating rate bonds due 2024	70,923
NOK600 million senior unsecured floating rate bonds due 2025	54,444
Total liabilities	477,009
Fair value | Fair value, measurements, recurring | Quoted Prices in Active Markets for identical Assets/Liabilities (Level 1) | 4.875% senior unsecured convertible notes due 2023
Liabilities:
Convertible Debt, Fair Value Disclosures	139,555
Fair value | Fair value, measurements, recurring | Quoted Prices in Active Markets for identical Assets/Liabilities (Level 1) | 7.25% senior unsecured sustainability-linked bonds due 2026
Liabilities:
Convertible Debt, Fair Value Disclosures	140,625
Fair value | Fair value, measurements, recurring | Significant Other Observable Inputs (Level 2)
Assets:
Available-for-sale debt securities	1,696	$ 5,100
Total derivative instruments - short-term assets	792
Total derivative instruments - long-term assets	19,972
Total assets	22,460
Liabilities:
Interest rate/currency swaps, short-term payables	13
Interest rate/currency swaps, long-term payables	33,559
Total liabilities	33,572
Fair value | Fair value, measurements, recurring | Significant Unobservable Inputs (Level 3)
Assets:
Total assets	0
Liabilities:
Total liabilities	$ 0